Note 2 - Summary of Significant Accounting Policies - Movement of the Group's Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Balance at the beginning of the year		¥ 16,792		¥ 13,246	¥ 16,587
Provision for doubtful accounts		14,052		3,700	4,991
Write-offs		(10,646)		(154)	(8,332)
Balance at the end of the year		20,198		16,792	13,246
Balance at the beginning of the year	$ 2,724	2,724	$ 4,043	4,043	1,437
Provision for doubtful accounts					2,606
Write-offs		¥ (2,724)		(1,319)
Balance at the end of the year			$ 2,724	¥ 2,724	¥ 4,043